ING MUTUAL FUNDS

ING Russia Fund (“Fund”)

Supplement dated August 13, 2013

to the Fund’s Class A, Class I and Class W shares Prospectus and

Class A, Class I and Class W shares Summary Prospectus

each dated February 28, 2013 (each a “Prospectuses” and collectively the “Prospectuses)

Effective August 31, 2013, Angus Alexander Robertson will be removed as a portfolio manager of the Fund and Renat Nadyukov will be added as a portfolio manager of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Nathan Griffiths	Renat Nadyukov
Portfolio Manager (since 05/12)	Portfolio Manager (since 08/13)

2.              The second paragraph of the sub-section entitled “Management of the Funds — ING Russia Fund” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Renat Nadyukov, is a Portfolio Manager with the Emerging Markets Equity Team. Mr Nadyukov joined IIMA in 2007.  Mr. Nadyukov served as a performance analyst with the Risk & Performance Measurement Europe team responsible for equities and structured products from 2007—2011 and as an investment analyst with the Emerging Markets Equity Team covering mid- and small-cap stocks in Emerging Europe, Russia and Turkey from 2011-1012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Russia Fund (“Fund”)

Supplement dated August 13, 2013

to the Fund’s Class A, Class I and Class W shares Statement of Additional Information dated February 28, 2013 (“SAI”)

Effective August 31, 2013, Angus Alexander Robertson will be removed as a portfolio manager of the Fund and Renat Nadyukov will be added as a portfolio manager of the Fund.  The Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI are hereby revised to delete all information regarding Angus Alexander Robertson and add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Renat Nadyukov(1)	0	$0	0	$0	0	$0

(1)         As of June 30, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Renat Nadyukov(1)	None

(1)         As of June 30, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE